UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01525

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

(Exact name of Registrant as specified in charter)

3100 Sanders Road, Suite J5B

Northbrook, IL 60062

(Address of principal executive offices) (Zip code)

Director of Illinois

Department of Insurance

320 West Washington Street

Springfield, IL 62767

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 402-5000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2012 – June 30, 2013

Item 1.  Proxy Voting Record.

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2013 and with respect to which the Registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the Registrant cast its vote on the matter;

(h)	How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the Registrant cast its vote for or against management.

Exhibit A

PROXY VOTING RECORD

Issuer: American Express Company

Ticker Symbol:	AXP	CUSIP:	025816109

Meeting Date:	04/29/2013	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1

Directors:

a)        C. Barshefsky

b)        U.M. Burns

c)        K.I. Chenault

d)        P. Chernin

e)        A. Lauvergeon

f)         T.J. Leonsis

g)        R.C. Levin

h)        R.A. McGinn

i)         S.J. Palmisano

j)         S.S. Reinemund

k)        D.L. Vasella

l)         R.D. Walter

m)       R.A. Williams

		For	For	Management

2	Ratification of appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2013	For	For	Management

3	Advisory resolution to approve executive compensation	For	For	Management

4	Shareholder proposal relating to separation of Chairman and CEO roles	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Apple Inc.

Ticker Symbol:	AAPL	CUSIP:	037833100

Meeting Date:	02/27/2013	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1	Directors: a) William Campbell b) Timothy Cook c) Millard Drexler d) Al Gore e) Robert Iger f) Andrea Jung g) Arthur Levinson h) Ronald Sugar	For	For	Management

2	Amendment of Apple’s Restated Articles of Incorporation to (i) eliminate certain language relating to the term of office of directors in order to facilitate the adoption of majority voting for the election of directors, (ii) eliminate “blank check” preferred stock, (iii) establish a par value for the Company’s common stock of $0.00001 per share and (iv) make other conforming changes as described in more detail in Apple’s Proxy Statement	For	For	Management

3	Ratification of the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for 2013	For	For	Management

4	A non-binding advisory resolution to approve executive compensation	For	For	Management

5	A shareholder proposal entitled “Executive to Retain Significant Stock”	Against	Against	Shareholder

6	A shareholder proposal entitled “Board Committee on Human Rights”	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Caterpillar Inc.

Ticker Symbol:	CAT	CUSIP:	149123101

Meeting Date:	06/12/2013	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1

Directors:

a)        David L. Calhoun

b)        Daniel M. Dickinson

c)        Juan Gallardo

d)        David R. Goode

e)        Jesse J. Greene, Jr.

f)         Jon M. Huntsman, Jr.

g)        Peter A. Magowan

h)        Dennis A. Muilenburg

i)         Douglas R. Oberhelman

j)         William A. Osborn

k)        Charles D. Powell

l)         Edward B. Rust, Jr.

m)       Susan C. Schwab

n)        Joshua I. Smith

o)        Miles D. White

		For	For	Management

2	Ratify the appointment of independent registered public accounting firm for 2013	For	For	Management

3	Advisory vote on executive compensation	For	For	Management

4	Stockholder Proposal – Director Election Majority Vote Standard	Against	Against	Shareholder

5	Stockholder Proposal – Stockholder Action By Written Consent	Against	Against	Shareholder

6	Stockholder Proposal – Executive Stock Retention	Against	Against	Shareholder

7	Stockholder Proposal – Sustainability Measure in Executive Compensation	Against	Against	Shareholder

8	Stockholder Proposal – Review of Global Corporate Standards	Against	Against	Shareholder

9	Stockholder Proposal – Sales to Sudan	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Chevron Corporation

Ticker Symbol:	CVX	CUSIP:	166764100

Meeting Date:	05/29/2013	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1	Directors: a) L.F. Deily b) R.E. Denham c) A.P. Gast d) E. Hernandez e) G.L. Kirkland f) C.W. Moorman g) K.W. Sharer h) J.G. Stumpf i) R.D. Sugar j) C. Ware k) J.S. Watson	For	For	Management

2	Ratification of appointment of independent registered public accounting firm	For	For	Management

3	Advisory vote to approve named executive officer compensation	For	For	Management

4	Approval of Amendments to Long-Term Incentive Plan	For	For	Management

5	Shale Energy Operations	Against	Against	Shareholder

6	Offshore Oil Wells	Against	Against	Shareholder

7	Climate Risk	Against	Against	Shareholder

8	Lobbying Disclosure	Against	Against	Shareholder

9	Cessation of Use of Corporate Funds for Political Purposes	Against	Against	Shareholder

10	Cumulative Voting	Against	Against	Shareholder

11	Special Meetings	Against	Against	Shareholder

12	Independent Director with Environmental Expertise	Against	Against	Shareholder

13	Country Selection Guidelines	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Cisco Systems, Inc.

Ticker Symbol:	CSCO	CUSIP:	17275R102

Meeting Date:	11/15/2012	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1

Directors:

a)        Carol A. Bartz

b)        Marc Benioff

c)        M. Michele Burns

d)        Michael D. Capellas

e)        Larry R. Carter

f)         John T. Chambers

g)        Brian L. Halla

h)        Dr. John L. Hennessy

i)         Dr. Kristina M. Johnson

j)         Richard M. Kovacevich

k)        Roderick C. McGeary

l)         Arun Sarin

m)       Steven M. West

		For	For	Management

2	Approval of amendment and restatement of the Executive Incentive Plan	For	For	Management

3	Approval, on an advisory basis, of executive compensation	For	For	Management

4	Ratification of PricewaterhouseCoopers LLP as Cisco’s independent registered public accounting firm for fiscal 2013	For	For	Management

5	Approval to have Cisco’s Board adopt a policy to have an independent Board chairman whenever possible	Against	Against	Shareholder

6	Approval to request Cisco management to prepare a report on “conflict minerals” in Cisco’s supply chain	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Dominion Resources, Inc.

Ticker Symbol:	D	CUSIP:	25746U109

Meeting Date:	05/03/2013	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1

Directors:

a)        William P. Barr

b)        Peter W. Brown, M.D.

c)        Helen E. Dragas

d)        James O. Ellis, Jr.

e)        Thomas F. Farrell, II

f)         John W. Harris

g)        Robert S. Jepson, Jr.

h)        Mark J. Kington

i)         Pamela J. Royal, M.D.

j)         Robert H. Spilman, Jr.

k)        Michael E. Szymanczyk

l)         David A. Wollard

		For	For	Management

2	Ratification of appointment of independent auditors for 2013	For	For	Management

3	Advisory vote on Approval of Executive Compensation (Say On Pay)	For	For	Management

4	Approval of Amendment to Bylaws to Allow Shareholders to Call Special Meetings	For	For	Management

5	Report on Future Policy to End Use of Mountaintop Removal Coal	Against	Against	Shareholder

6	Sustainability as a Performance Measure for Executive Compensation	Against	Against	Shareholder

7	Policy Related to Minimizing Storage of Nuclear Waste in Spent Fuel Pools	Against	Against	Shareholder

8	Report on the Financial Risks to Dominion Posed by Climate Change	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: EMC Corporation

Ticker Symbol:	EMC	CUSIP:	268648102

Meeting Date:	05/01/2013	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1

Directors:

a)        Michael W. Brown

b)        Randolph L. Cowen

c)        Gail Deegan

d)        James S. Distasio

e)        John R. Egan

f)         Edmund F. Kelly

g)        Jami Miscik

h)        Windle B. Priem

i)         Paul Sagan

j)         David N. Strohm

k)        Joseph M. Tucci

		For	For	Management

2	Ratification of the selection by the Audit Committee of PricewaterhouseCoopers LLP as EMC’s independent auditors for the fiscal year ending December 31, 2013, as described in EMC’s Proxy Statement	For	For	Management

3	Advisory approval of our executive compensation, as described in EMC’s Proxy Statement	For	For	Management

4	Approval of the EMC Corporation Amended and Restated 2003 Stock Plan, as described in EMC’s Proxy Statement	For	For	Management

5	Approval of the EMC Corporation Amended and Restated 1989 Employee Stock Purchase Plan, as described in EMC’s Proxy Statement	For	For	Management

6	Approval of amendments to EMC’s Articles of Organization and Bylaws to allow shareholders to act by written consent by less than unanimous approval, as described in EMC’s Proxy Statement	For	For	Management

7	To act upon a shareholder proposal relating to political contributions, as described in EMC’s Proxy Statement	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Emerson Electric Co.

Ticker Symbol:	EMR	CUSIP:	291011104

Meeting Date:	02/05/2013	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1	Directors: a) C.A.H. Boersig b) J.B. Bolten c) M.S. Levatich d) R.L. Stephenson e) A.A. Busch, III	For	For	Management

2	Approval, non-binding advisory vote, of Emerson Electric Co. executive compensation	For	For	Management

3	Ratification of KPMG LLP as independent registered public accounting firm	For	For	Management

4	Approval of an amendment to the Restated Articles of Incorporation to declassify the Board of Directors	For	For	Management

5	Approval of the stockholder proposal requesting the issuance of a sustainability report as described in the Proxy Statement	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Express Scripts Holding Company

Ticker Symbol:	ESRX	CUSIP:	30219G108

Meeting Date:	05/09/2013	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1

Directors:

a)        Gary G. Benanav

b)        Maura C. Breen

c)        William J. DeLaney

d)        Nicholas J. LaHowchic

e)        Thomas P. Mac Mahon

f)         Frank Mergenthaler

g)        Woodrow A. Myers, Jr., MD

h)        John O. Parker, Jr.

i)         George Paz

j)         William L. Roper, MD, MPH

k)        Samuel K. Skinner

l)         Seymour Sternberg

		For	For	Management

2	To ratify the appointment of PriceWaterhouseCoopers LLP as the Company’s independent registered public accountants for the Company’s current fiscal year	For	For	Management

3	To approve, by non-binding vote, executive compensation	For	For	Management

Exhibit A

PROXY VOTING RECORD

Issuer: Exxon Mobil Corporation

Ticker Symbol:	XOM	CUSIP:	30231G102

Meeting Date:	05/29/2013	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1

Directors:

a)        M.J. Boskin

b)        P. Brabeck-Letmathe

c)        U.M. Burns

d)        L.R. Faulkner

e)        J.S. Fishman

f)         H.H. Fore

g)        K.C. Frazier

h)        W.W. George

i)         S.J. Palmisano

j)         S.S. Reinemund

k)        R.W. Tillerson

l)         W.C. Weldon

m)       E.E. Whitacre, Jr.

		For	For	Management

2	Ratification of Independent Auditors (Page 60)	For	For	Management

3	Advisory Vote to Approve Executive Compensation (Page 61)	For	For	Management

4	Independent Chairman (Page 63)	Against	Against	Shareholder

5	Majority Vote for Directors (Page 64)	Against	Against	Shareholder

6	Limit Directorships (Page 65)	Against	Against	Shareholder

7	Report on Lobbying (Page 66)	Against	Against	Shareholder

8	Political Contributions Policy (Page 67)	Against	Against	Shareholder

9	Amendment of EEO Policy (Page 69)	Against	Against	Shareholder

10	Report on Natural Gas Production (Page 70)	Against	Against	Shareholder

11	Greenhouse Gas Emissions Goals (Page 72)	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: General Electric Company

Ticker Symbol:	GE	CUSIP:	369604103

Meeting Date:	04/24/2013	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1

Directors:

a)        W. Geoffrey Beattie

b)        John J. Brennan

c)        James I. Cash, Jr.

d)        Francisco D’Souza

e)        Marijn E. Dekkers

f)         Ann M. Fudge

g)        Susan Hockfield

h)        Jeffrey R. Immelt

i)         Andrea Jung

j)         Robert W. Lane

k)        Ralph S. Larsen

l)         Rochelle B. Lazarus

m)       James J. Mulva

n)        Mary L. Schapiro

o)        Robert J. Swieringa

p)        James S. Tisch

q)        Douglas A. Warner, III

		For	For	Management

2	Advisory Approval of Our Named Executives’ Compensation	For	For	Management

3	Ratification of Selection of Independent Registered Public Accounting Firm	For	For	Management

4	Cessation of All Stock Options and Bonuses	Against	Against	Shareholder

5	Director Term Limits	Against	Against	Shareholder

6	Independent Chairman	Against	Against	Shareholder

7	Right to Act by Written Consent	Against	Against	Shareholder

8	Executives to Retain Significant Stock	Against	Against	Shareholder

9	Multiple Candidate Elections	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Ingersoll-Rand PLC

Ticker Symbol:	IR	CUSIP:	G47791101

Meeting Date:	06/06/2013	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1

Directors:

a)        Ann C. Berzin

b)        John Bruton

c)        Jared L. Cohon

d)        Gary D. Forsee

e)        Edward E. Hagenlocker

f)         Constance J. Horner

g)        Michael W. Lamach

h)        Theodore E. Martin

i)         Nelson Peltz

j)         John P. Surma

k)        Richard J. Swift

l)         Tony L. White

		For	For	Management

2	Advisory approval of the compensation of the Company’s named executive officers	For	For	Management

3	Approval of the appointment of independent auditors of the Company and authorization of the Audit Committee of the Board of Directors to set the auditors’ remuneration	For	For	Management

4	Approval of the Company’s Incentive Stock Plan of 2013	For	For	Management

5	Amendment of the Company’s Articles of Association to give the Board of Directors authority to declare non-cash dividends	For	For	Management

6	Approval of a capital reduction and creation of distributable reserves	For	For	Management

7	Amendment of the Company’s Articles of Association to expand the authority to execute instruments of transfer	For	For	Management

8	Amendment of the Company’s Articles of Association to provide for escheatment in accordance with U.S. laws	For	For	Management

Exhibit A

PROXY VOTING RECORD

Issuer: Jabil Circuit, Inc.

Ticker Symbol:	JBL	CUSIP:	466313103

Meeting Date:	01/24/2013	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1	Directors: a) Martha F. Brooks b) Mel S. Lavitt c) Timothy L. Main d) Mark T. Mondello e) Lawrence J. Murphy f) Frank A. Newman g) Steven A. Raymund h) Thomas A. Sansone i) David M. Stout	For	For	Management

2	To ratify the appointment of Ernst & Young LLP as Jabil’s independent registered certified public accounting firm for the fiscal year ending August 31, 2013	For	For	Management

3	To approve (on an advisory basis) Jabil’s executive compensation	For	For	Management

4	To approve an amendment to increase the size of the Jabil Circuit, Inc. 2011 Stock Award and Incentive Plan by 9,500,000 Shares	For	For	Management

5	To transact such other business as may properly come before the annual meeting, including any adjournment thereof	For	For	Management

Exhibit A

PROXY VOTING RECORD

Issuer: Johnson & Johnson

Ticker Symbol:	JNJ	CUSIP:	478160104

Meeting Date:	04/25/2013	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1

Directors:

a)        Mary Sue Coleman

b)        James G. Cullen

c)        Ian E. L. Davis

d)        Alex Gorsky

e)        Michael M. E. Johns

f)         Susan L. Lindquist

g)        Anne M. Mulcahy

h)        Leo F. Mullin

i)         William D. Perez

j)         Charles Prince

k)        A. Eugene Washington

l)         Ronald A. Williams

		For	For	Management

2	Advisory Vote to Approve Named Executive Officer Compensation	For	For	Management

3	Ratification of appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for 2013	For	For	Management

4	Shareholder Proposal – Executives to Retain Significant Stock	Against	Against	Shareholder

5	Shareholder Proposal on Political Contributions and Corporate Values	Against	Against	Shareholder

6	Shareholder Proposal on Independent Board Chairman	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: JPMorgan Chase & Co.

Ticker Symbol:	JPM	CUSIP:	46625H100

Meeting Date:	05/21/2013	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1

Directors:

a)        James A. Bell

b)        Crandall C. Bowles

c)        Stephen B. Burke

d)        David M. Cote

e)        James S. Crown

f)         James Dimon

g)        Timothy P. Flynn

h)        Ellen V. Futter

i)         Laban P. Jackson, Jr.

j)         Lee R. Raymond

k)        William C. Weldon

		For	For	Management

2	Ratification of independent registered public accounting firm	For	For	Management

3	Advisory resolution to approve executive compensation	For	For	Management

4	Amendment to the Firm’s Restated Certificate of Incorporation to authorize shareholder action by written consent	For	For	Management

5	Re-approval of Key Executive Performance Plan	For	For	Management

6	Require separation of Chairman and CEO	Against	Against	Shareholder

7	Require executives to retain significant stock until reaching normal retirement age	Against	Against	Shareholder

8	Adopt procedures to avoid holding or recommending investments that contribute to human rights violations	Against	Against	Shareholder

9	Disclose Firm payments used directly or indirectly for lobbying, including specific amounts and recipients’ names	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Microsoft Corporation

Ticker Symbol:	MSFT	CUSIP:	594918104

Meeting Date:	11/28/2012	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1	Directors: a) Steven A. Ballmer b) Dina Dublon c) William H. Gates, III d) Maria M. Klawe e) Stephen J. Luczo f) David F. Marquardt g) Charles H. Noski h) Helmut Panke i) John W. Thompson	For	For	Management

2	Advisory Vote on Named Executive Officer Compensation	For	For	Management

3	Approval of Employee Stock Purchase Plan	For	For	Management

4	Ratification of Deloitte & Touche LLP as our independent auditor for fiscal year 2013	For	For	Management

5	Shareholder Proposal – Adopt cumulative voting	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Pepsico, Inc.

Ticker Symbol:	PEP	CUSIP:	713448108

Meeting Date:	05/01/2013	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1	Directors: a) S.L. Brown b) G.W. Buckley c) I.M. Cook d) D. Dublon e) V.J. Dzau f) R.L. Hunt g) A. Ibarguen h) I.K. Nooyi i) S.P. Rockefeller j) J.J. Schiro k) L.G. Trotter l) D. Vasella m) A. Weisser	For	For	Management

2	Ratify the appointment of KPMG LLP as our independent registered public accountants for fiscal year 2013	For	For	Management

3	Advisory resolution to approve executive compensation	For	For	Management

Exhibit A

PROXY VOTING RECORD

Issuer: Stryker Corporation

Ticker Symbol:	SYK	CUSIP:	863667101

Meeting Date:	04/30/2013	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1

Directors:

a)        Howard E. Cox, Jr.

b)        Strikant M. Datar, Ph.D.

c)        Roch Doliveux, DVM

d)        Louise L. Francesconi

e)        Allan C. Golston

f)         Howard L. Lance

g)        Kevin A. Lobo

h)        William U. Parfet

i)         Ronda E. Stryker

		For	For	Management

2	Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2013	For	For	Management

3	Approval, in an advisory vote, of the Company’s named executive officer compensation	For	For	Management

Exhibit A

PROXY VOTING RECORD

Issuer: Target Corporation

Ticker Symbol:	TGT	CUSIP:	87612E106

Meeting Date:	06/12/2013	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1

Directors:

a)        Roxanne S. Austin

b)        Douglas M. Baker, Jr.

c)        Henrique De Castro

d)        Calvin Darden

e)        Mary N. Dillon

f)         James A. Johnson

g)        Mary E. Minnick

h)        Anne M. Mulcahy

i)         Derica W. Rice

j)         Gregg W. Steinhafel

k)        John G. Stumpf

l)         Solomon D. Trujillo

		For	For	Management

2	Company proposal to ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm	For	For	Management

3	Company proposal to approve, on an advisory basis, our executive compensation (Say On Pay)	For	For	Management

4	Shareholder proposal to adopt a policy for an independent chairman	Against	Against	Shareholder

5	Shareholder proposal on electronics recycling	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: TE Connectivity Ltd.

Ticker Symbol:	TEL	CUSIP:	H84989104

Meeting Date:	03/06/2013	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1

Directors:

a)        Pierre R. Brondeau

b)        Juergen W. Gromer

c)        William A. Jeffrey

d)        Thomas J. Lynch

e)        Yong Nam

f)         Daniel J. Phelan

g)        Frederic M. Poses

h)        Lawrence S. Smith

i)         Paula A. Sneed

j)         David P. Steiner

k)        John C. Van Scoter

		For	For	Management

2.1	To approve the 2012 Annual Report of TE Connectivity Ltd. (excluding the statutory financial statements for the fiscal year ended September 28, 2012 and the consolidated financial statements for the fiscal year ended September 28, 2012)	For	For	Management

2.2	To approve the statutory financial statements of TE Connectivity Ltd. for the fiscal year ended September 28, 2012	For	For	Management

2.3	To approve the consolidated financial statements of TE Connectivity Ltd. for the fiscal year ended September 28, 2012	For	For	Management

3	To release the members of the Board of Directors and executive officers of TE Connectivity for activities during the fiscal year ended September 28, 2012	For	For	Management

4.1	To elect Deloitte & Touche LLP as TE Connectivity’s independent registered public accounting firm for fiscal year 2013	For	For	Management

4.2	To elect Deloitte, AG, Zurich, Switzerland, as TE Connectivity’s Swiss registered auditor until the next annual general meeting of TE Connectivity	For	For	Management

4.3	To elect PricewaterhouseCoopers, AG, Zurich, Switzerland, as TE Connectivity’s special auditor until the next annual general meeting of TE Connectivity	For	For	Management

Exhibit A - Continued

PROXY VOTING RECORD

Issuer: TE Connectivity Ltd.

Ticker Symbol:	TEL	CUSIP:	H84989104

Meeting Date:	03/06/2013	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

5	An advisory vote to approve executive compensation	For	For	Management

6	To approve a dividend payment to shareholders in a Swiss franc amount equal to US$1.00 per issued share to be paid in four equal quarterly installments of US$0.25 starting with the third fiscal quarter of 2013 and ending in the second fiscal quarter of 2014 pursuant to the terms of the dividend resolution	For	For	Management

7	To approval the renewal of authorized capital and related amendment to the articles of association	For	For	Management

8	To approve a reduction of share capital for shares acquired under TE Connectivity’s share repurchase program and related amendments to the articles of association	For	For	Management

9	To approve any adjournments or postponements of the Annual General Meeting	For	For	Management

Exhibit A

PROXY VOTING RECORD

Issuer: The Proctor & Gamble Company

Ticker Symbol:	PG	CUSIP:	742718109

Meeting Date:	10/09/2012	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1

Directors:

a)        Angela F. Braly

b)        Kenneth I. Chenault

c)        Scott D. Cook

d)        Susan Desmond-Hellmann

e)        Robert A. McDonald

f)         W. James McNerney, Jr.

g)        Johnathan A. Rodgers

h)        Margaret C. Whitman

i)         Mary Agnes Wilderotter

j)         Patricia A. Woertz

k)        Ernesto Zedillo

		For	For	Management

2	Ratify Appointment of the Independent Registered Public Accounting Firm	For	For	Management

3	Advisory Vote on Executive Compensation (The Say On Pay Vote)	For	For	Management

4	Shareholder Proposal #1 – Say on Political Contribution	Against	Against	Shareholder

5	Shareholder Proposal #2 – Producer Responsibility for Packaging	Against	Against	Shareholder

6	Shareholder Proposal #3 – Adopt Simple Majority Vote	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Wal-Mart Stores, Inc.

Ticker Symbol:	WMT	CUSIP:	931142103

Meeting Date:	06/07/2013	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1

Directors:

a)        Aida M. Alvarez

b)        James I. Cash, Jr.

c)        Roger C. Corbett

d)        Douglas N. Daft

e)        Michael T. Duke

f)         Timothy P. Flynn

g)        Marissa A. Mayer

h)        Gregory B. Penner

i)         Steven S. Reinemund

j)         H. Lee Scott, Jr.

k)        Jim C. Walton

l)         S. Robson Walton

m)       Christopher J. Williams

n)        Linda S. Wolf

		For	For	Management

2	Ratification of Ernst & Young LLP as Independent Accountants	For	For	Management

3	Advisory Vote to Approve Named Executive Officer Compensation	For	For	Management

4	Approval of Wal-Mart Stores, Inc. Management Incentive Plan, as amended	For	For	Management

5	Special Shareowner Meeting Right	Against	Against	Shareholder

6	Equity Retention Requirement	Against	Against	Shareholder

7	Independent Chairman	Against	Against	Shareholder

8	Request for Annual Report on Recoupment of Executive Pay	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Wells Fargo & Company

Ticker Symbol:	WFC	CUSIP:	949746101

Meeting Date:	04/23/2013	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1

Directors:

a)        John D. Baker, II

b)        Elaine L. Chao

c)        John S. Chen

d)        Lloyd H. Dean

e)        Susan E. Engel

f)         Enrique Hernandez, Jr.

g)        Donald M. James

h)        Cynthia H. Milligan

i)         Federico F. Pena

j)         Howard V. Richardson

k)        Judith M. Runstad

l)         Stephen W. Sanger

m)       John G. Stumpf

n)        Susan G. Swenson

		For	For	Management

2	Advisory resolution to approve executive compensation	For	For	Management

3	Proposal to approve the Company’s Amended and Restated Long-Term Incentive Compensation Plan	For	For	Management

4	Proposal to ratify the appointment of KPMG LLP as the Company’s independent registered public accounting firm for 2013	For	For	Management

5	Stockholder proposal to adopt a policy requiring an independent chairman	Against	Against	Shareholder

6	Stockholder proposal to provide a report on the Company’s lobbying policies and practices	Against	Against	Shareholder

7	Stockholder proposal to review and report on internal controls over the Company’s mortgage servicing and foreclosure practices	Against	Against	Shareholder

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Assurance Company Separate Account B

By:	/s/ David G. Fussell
David G. Fussell
Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer
and Chief Financial Officer

Date: August 19, 2013